Average Annual Total Returns - LVIP Delaware Diversified Floating Rate Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index (reflects no deductions for fees, expenses or taxes) 1 year	ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index (reflects no deductions for fees, expenses or taxes) 5 years	ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index (reflects no deductions for fees, expenses or taxes) 10 years
Total	1.36%	2.19%	1.55%	1.12%	1.94%	1.30%	1.08%	1.50%	0.90%